Gain (loss) on Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Gain (Loss) On Financial Instruments [Abstract]
Schedule of Gain (loss) on Financial Instruments

	Year ended December 31,
	2023	2022
		(Recast - Note 13c)
Financial Assets
Aris Gold Warrants (Note 7)	$—	$(4,202)
Aris Gold Notes (Note 7a)	—	(115)
Investment in Denarius (Note 7c)	2,662	(5,050)
Western Atlas Warrants (Note 7d)	—	(14)
Embedded derivative asset in Senior Notes (Note 10a)	—	(996)
Other gain (loss) on financial instruments	(1)	922
	2,661	(9,455)

Financial Liabilities
Gold Notes (Note 10b)	(8,950)	910
Convertible Debentures (Note 10c)	(1,032)	4,552
Unlisted Warrants (Note 13c)	401	5,926
Listed Warrants (Note 13c)	(6,158)	11,436
	(15,739)	22,824
Total	$(13,078)	$13,369